THE ADVISORS’ INNER CIRCLE FUND II

Kopernik Global All-Cap Fund (the “Fund”)

Supplement dated December 7, 2022

to the

Summary Prospectus and Prospectus,

each dated March 1, 2022, as supplemented.

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective January 3, 2023, Class A Shares and Class I Shares of the Fund are available for purchase by new investors. Accordingly, effective January 3, 2023, all references to the contrary are hereby deleted from the Summary Prospectus and Prospectus.

Please retain this supplement for future reference.

KGI-SK-008-0200